INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating losses carry forwards
Deferred tax assets	¥ 289,847	¥ 228,999
Valuation allowance on deferred tax assets	1,914,950	¥ 1,131,256	¥ 775,528	¥ 328,821
Deferred tax assets for net operating losses	1,222,832
Valuation allowance on net operating losses carryforwards	¥ 1,052,151
Statutory income tax rate	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 4,445,250
Net operating losses carry forwards expire if unused by December 31, 2024	230,439
Net operating losses carry forwards expire if unused by December 31, 2025	558,900
Net operating losses carry forwards expire if unused by December 31, 2026	1,134,804
Net operating losses carry forwards expire if unused by December 31, 2027	1,381,169
Net operating losses carry forwards expire if unused by December 31, 2028	¥ 1,139,938
Statutory income tax rate	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%